Financial Assets and Financial Liabilities - Summary Of Loans And Borrowings (Detail) - EUR (€) € in Thousands	Jun. 30, 2025		Dec. 31, 2024
Non-current
Loans and borrowings	€ 79,765		€ 66,659
Lease liabilities	30,532	[1]	31,742
Total	110,297		98,401
Current
Loans and borrowings	101,780		131,810
Derivative warrant liabilities	869	[1]	2,168
Lease liabilities	4,314	[1]	4,664
Total	106,963		138,642
Loans [Member]
Non-current
Loans and borrowings	79,765		66,659
Current
Loans and borrowings	24,067		43,179
Working Capital Line Of Credit [Member]
Current
Loans and borrowings	€ 77,713		€ 88,631

[1]	Unaudited